Provisions - Schedule of Provisions for Contingencies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	R$ 2,200	R$ 2,029	R$ 1,889
Additions	508	409	583
Reversals	(598)	(49)	(241)
Settled	(257)	(189)	(202)
Other provisions ending balance	1,853	2,200	2,029
Labor
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	432	415	404
Additions	194	146	124
Reversals	(17)	(26)	(26)
Settled	(142)	(103)	(87)
Other provisions ending balance	467	432	415
Customer Relations [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	45	42	33
Additions	178	65	44
Reversals		(10)
Settled	(72)	(52)	(35)
Other provisions ending balance	151	45	42
Other Civil Actions [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	40	36	38
Additions	43	24	14
Reversals		(1)	(3)
Settled	(21)	(19)	(13)
Other provisions ending balance	62	40	36
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	1,618	1,474	1,295
Additions	45	147	332
Reversals	(576)	(2)	(150)
Settled	(5)	(1)	(3)
Other provisions ending balance	1,082	1,618	1,474
Regulatory [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	53	48	48
Additions	6	9	12
Reversals	(1)		(5)
Settled	(1)	(4)	(7)
Other provisions ending balance	57	53	48
Other [member]
IfrsStatementLineItems [Line Items]
Other provisions Beginning Balance	12	14	71
Additions	42	18	57
Reversals	(4)	(10)	(57)
Settled	(16)	(10)	(57)
Other provisions ending balance	R$ 34	R$ 12	R$ 14